CHADBOURNE & PARKE LLP
30 Rockefeller Plaza
New York, NY 10112
December 14, 2007
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	GLG Partners, Inc.
Registration Statement on Form S-1
Registration No. 333-147865
Ladies and Gentlemen:
     On behalf of GLG Partners, Inc., a Delaware corporation (the “Company”), transmitted herewith for filing is Amendment No. 1 to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) and the exhibits thereto, for the purpose of registering under the Securities Act of 1933, as amended, 67,150,403 shares of Common Stock, par value $0.0001 per share, of the Company (the “Common Stock”) issuable or deliverable upon exercise of outstanding warrants to purchase Common Stock. The Registration Statement also registers the reoffer and resale by certain selling stockholders of the Company of (1) 17,000,003 shares of Common Stock and 17,000,003 warrants underlying outstanding units, each consisting of one share of Common Stock and one warrant, (2) the shares of Common Stock issuable upon exercise of such warrants (3) 4,500,000 additional warrants and (4) the shares of Common Stock issuable upon exercise of the foregoing warrants.
     In response to the comments of the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “SEC”) made in the letter dated December 11, 2007 from Jennifer Hardy, Esq., Branch Chief of the SEC, to Alejandro San Miguel, General Counsel of the Company, in connection with the Registration Statement, the Company has added a statement under the heading “Our Business—Regulation—Other” on page 103 of the Registration Statement that the Company will not accept any new U.S. advisory clients prior to registration with the SEC of GLG Inc. as an investment adviser under the Investment Advisers Act of 1940, other than certain clients with whom GLG Partners LP and its affiliated entities were already in discussions prior to the filing of the Company’s preliminary Proxy Statement on July 12, 2007, and within the “fewer than 15 clients” limitation under the exemption provided by Section 203(b)(3) of the Advisers Act.
     Should you have any questions or comments concerning the Registration Statement, please telephone collect Sey-Hyo Lee at (212) 408- 5122 or Jessica Tsai at (212) 408-1125 of this office.
Very truly yours,

Chadbourne & Parke LLP

Attachment
VIA EDGAR

cc:	Jennifer Hardy, Esq.
Brigitte Lippmann, Esq.
Sara Crovitz, Esq.